Cover	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2023
Entity File Number	811-23037
Entity Registrant Name	Tekla World Healthcare Fund
Entity Central Index Key	0001635977
Entity Tax Identification Number	47-3910842
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	100 Federal Street
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	772-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	THW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false